Accounting Policies	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Accounting Policies	Accounting Policies
Canadian Natural Resources Limited (the "Company") is a senior independent crude oil and natural gas exploration, development and production company. The Company’s exploration and production operations are focused in North America, largely in Western Canada; the United Kingdom ("UK") portion of the North Sea; and Côte d’Ivoire in Offshore Africa.
The Oil Sands Mining and Upgrading segment produces synthetic crude oil through bitumen mining and upgrading operations at Horizon Oil Sands ("Horizon") and through the Company's direct and indirect interest in the Athabasca Oil Sands Project ("AOSP").
Within Western Canada in the Midstream and Refining segment, the Company maintains certain activities that include pipeline operations, an electricity co-generation system and an investment in the North West Redwater Partnership ("NWRP"), a general partnership formed to upgrade and refine bitumen in the Province of Alberta.
The Company was incorporated in Alberta, Canada. The address of its registered office is 2100, 855 - 2 Street S.W., Calgary, Alberta, Canada.
The Company’s consolidated financial statements and the related notes have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The accounting policies adopted by the Company under IFRS are set out below. The Company has consistently applied the same accounting policies throughout all periods presented, except where IFRS permits new accounting standards to be adopted prospectively. Changes in the Company's accounting policies are discussed in note 2.
(A) PRINCIPLES OF CONSOLIDATION
The consolidated financial statements have been prepared under the historical cost basis, unless otherwise required.
The consolidated financial statements include the accounts of the Company and all of its subsidiary companies and wholly owned partnerships. Subsidiaries include all entities over which the Company has control. Subsidiaries are consolidated from the date on which the Company obtains control. They are deconsolidated from the date that control ceases.
Certain of the Company’s activities are conducted through joint arrangements in which two or more parties have joint control. Where the Company has determined that it has a direct ownership interest in jointly controlled assets and obligations for the liabilities (a "joint operation"), the assets, liabilities, revenue, and expenses related to the joint operation are included in the consolidated financial statements in proportion to the Company’s interest. Where the Company has determined that it has an interest in jointly controlled entities (a "joint venture"), it uses the equity method of accounting. Under the equity method, the Company’s initial and subsequent investments are recognized at cost and subsequently adjusted for the Company’s share of the joint venture’s income or loss, less distributions received. If the Company’s share of the joint venture’s loss equals or exceeds its interest in the joint venture, the Company discontinues recognizing its share of further losses. The Company resumes recognizing profits when its share of profits exceeds the accumulated share of losses not recognized.
Joint ventures accounted for using the equity method of accounting are tested for impairment whenever objective evidence indicates that the carrying amount of the investment may not be recoverable. Indications of impairment include a history of losses, significant capital expenditure overruns, liquidity concerns, financial restructuring of the investee or significant adverse changes in the technological, economic, or legal environment. The amount of the impairment is measured as the difference between the carrying amount of the investment and the higher of its fair value less costs of disposal and its value in use. Impairment losses are reversed in subsequent periods if the amount of the loss decreases, and the decrease can be related objectively to an event occurring after the impairment was recognized.
(B) INVENTORY
Inventory is primarily comprised of product inventory, materials and supplies and other inventory, including emissions credits, and is carried at the lower of cost and net realizable value. Product inventory is comprised of crude oil held for sale, including pipeline linefill and crude oil stored in floating production, storage and offloading vessels ("FPSO"). Cost of product inventory consists of purchase costs, direct production costs, directly attributable overhead, and depletion, depreciation and amortization and is determined on a first-in, first-out basis. Net realizable value for product inventory is determined by reference to forward prices. Cost for materials and supplies consists of purchase costs and is based on a first-in, first-out or an average cost basis. Net realizable value for materials and supplies and other inventory, including emissions credits, is determined by reference to current market prices and regulated compliance rates. Emissions credit inventory generated in the normal course of business is initially measured in accordance with the Company's accounting policy for government grants.
(C) EXPLORATION AND EVALUATION ASSETS
Exploration and evaluation ("E&E") assets consist of the Company’s crude oil and natural gas exploration projects that are pending the determination of proved reserves.
E&E costs are initially capitalized and include costs directly associated with the acquisition of licenses, technical services and studies, seismic acquisition, exploration drilling and evaluation, overhead and administration expenses, and the estimate of any asset retirement costs. E&E costs do not include general prospecting or evaluation costs incurred prior to having obtained the legal rights to explore an area. These costs are recognized in net earnings.
Once the technical feasibility and commercial viability of E&E assets are determined and a development decision is made by management, the E&E assets are tested for impairment upon reclassification to property, plant and equipment. The technical feasibility and commercial viability of extracting a mineral resource is considered to be determined when an assessment of proved reserves is made. An E&E asset is derecognized upon disposal or when no future economic benefits are expected to arise from its use. Any gain or loss arising on derecognition of the asset is recognized in net earnings within depletion, depreciation and amortization.
E&E assets are also tested for impairment when facts and circumstances suggest that the carrying amount of E&E assets may exceed their recoverable amount, by comparing the relevant costs to the fair value of the related Cash Generating Units ("CGUs"), aggregated at a segment level. Indications of impairment include leases approaching expiry, the existence of low benchmark commodity prices for an extended period of time, significant downward revisions in estimated probable reserves volumes, significant increases in estimated future exploration or development expenditures, or significant adverse changes in the applicable legislative or regulatory frameworks.
(D) PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment is measured at cost less accumulated depletion and depreciation and recoverability charges. Assets under construction are not depleted or depreciated until available for their intended use.
Exploration and Production
The cost of an asset comprises its acquisition costs, construction and development costs, costs directly attributable to bringing the asset into operation, the estimate of any asset retirement costs, and applicable borrowing costs. Property acquisition costs are comprised of the aggregate amount paid and the fair value of any other consideration given to acquire the asset.
When significant components of an item of property, plant and equipment, including crude oil and natural gas interests, have different useful lives, they are accounted for separately.
Crude oil and natural gas properties are depleted using the unit-of-production method over proved reserves, except for certain major components, which are depreciated using a straight-line method over their estimated useful lives. The unit-of-production depletion rate takes into account expenditures incurred to date, together with future development expenditures required to develop proved reserves.
Oil Sands Mining and Upgrading
Capitalized costs for the Oil Sands Mining and Upgrading segment are reported separately from the Company’s North America Exploration and Production segment. Capitalized costs include acquisition costs, construction and development costs, overburden removal costs incurred during the initial development of a mine at Horizon and AOSP, costs directly attributable to bringing the asset into operation, the estimate of any asset retirement costs, and applicable borrowing costs.
Mine-related costs are depleted using the unit-of-production method based on proved reserves. Capitalized overburden removal costs are depleted over the life of the mining reserves that directly benefit from overburden removal activity. Costs of the upgraders and related infrastructure located on the Horizon and AOSP sites are depreciated on the unit-of-production method based on the estimated productive capacity of the respective upgraders and related infrastructure. Other equipment is depreciated on a straight-line basis over its estimated useful life ranging from 2 to 20 years.
Midstream, Refining and Head Office
The Company capitalizes all costs that expand the capacity or extend the useful life of the midstream, refining and head office assets. Midstream and Refining assets are depreciated on a straight-line basis over their estimated useful lives ranging from 5 to 30 years. Head office assets are depreciated on a declining balance basis.
Useful lives
The depletion rates and expected useful lives of property, plant and equipment are reviewed on an annual basis, with changes in depletion rates and useful lives accounted for prospectively.
Derecognition
A property, plant and equipment asset is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in net earnings within depletion, depreciation and amortization.
Major maintenance expenditures
Inspection costs associated with major turnarounds are capitalized and depreciated over the period to the next major turnaround. Maintenance costs are expensed as incurred.
Impairment
The Company assesses property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. Indications of impairment include the existence of low benchmark commodity prices for an extended period of time, significant downward revisions of estimated reserves volumes, significant increases in estimated future development expenditures, or significant adverse changes in the applicable legislative or regulatory frameworks. If an indication of impairment exists, the Company performs an impairment test related to the assets. Individual assets are grouped for impairment assessment purposes into CGUs, which are the lowest level at which there are identifiable cash inflows that are largely independent of the cash inflows of other groups of assets. A CGU's recoverable amount is the higher of its fair value less costs of disposal and its value in use. Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and a recoverability charge is taken through depletion, depreciation and amortization expense.
In subsequent periods, an assessment is made at each reporting date to determine whether there is any indication that previously recognized recoverability charges may no longer exist or may have decreased. If such indication exists, the recoverable amount is re-estimated and the net carrying amount of the asset is increased to its revised recoverable amount. The revised recoverable amount cannot exceed the carrying amount that would have been determined, net of depletion, depreciation and amortization, had no recoverability charge been recognized for the asset in prior periods. A reversal of a recoverability charge is recognized in net earnings. After a reversal, the depletion, depreciation and amortization charge is adjusted in future periods to allocate the asset’s revised carrying amount over its remaining useful life.
(E) BUSINESS COMBINATIONS
Business combinations are accounted for using the acquisition method. Assets acquired and liabilities assumed in a business combination are recognized at their fair value at the date of the acquisition. Any excess of the consideration paid over the fair value of the net assets acquired is recognized as an asset. Any excess of the fair value of the net assets acquired over the consideration paid is recognized in net earnings.
(F) LEASES
The Company recognizes a lease asset and a lease liability at the commencement date of the lease contract. The lease asset is initially measured at cost. The cost of a lease asset includes the amount of the initial measurement of the lease liability, lease payments made prior to the commencement date, initial direct costs and estimates of the asset retirement obligation, if any. Subsequent to initial recognition, the lease asset is depreciated using the straight-line method over the earlier of the end of the useful life of the lease asset or the lease term.
Lease liabilities are initially measured at the present value of lease payments discounted at the rate implicit in the lease, or if not readily determinable, the Company's incremental borrowing rate. Lease liabilities are remeasured if there are changes in the lease term or if the Company changes its assessment of whether it is reasonably certain it will exercise a purchase, extension or termination option. Lease liabilities are also remeasured if there are changes in the estimate of the amounts payable under the lease due to changes in indices or rates, or residual value guarantees.
Lease assets are reported in a separate caption in the consolidated balance sheet. Lease liabilities are reported within other long-term liabilities in the consolidated balance sheet.
Where the Company acts as the operator of a joint operation, the Company recognizes 100% of the related lease asset and lease liability. As the Company recovers its joint operation partners' share of the costs of the lease contract, these recoveries are recognized as other income in the consolidated statements of earnings.
(G) ASSET RETIREMENT OBLIGATIONS
The Company provides for asset retirement obligations on all of its property, plant and equipment and certain exploration and evaluation assets based on current legislation and operating practices. Provisions for asset retirement obligations related to property, plant and equipment are recognized as a liability in the period in which they are incurred. Provisions are measured at the present value of management’s best estimate of expenditures required to settle the obligation as at the date of the balance sheets. Subsequent to the initial measurement, the obligation is adjusted to reflect the passage of time, changes in credit adjusted interest rates, and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as asset retirement obligation accretion expense, whereas changes due to discount rates or estimated future cash flows are capitalized to or derecognized from property, plant and equipment. Actual costs incurred upon settlement of the asset retirement obligation are charged against the provision.
(H) FOREIGN CURRENCY TRANSLATION
Functional and presentation currency
Items included in the financial statements of the Company’s subsidiary companies and partnerships are measured using the currency of the primary economic environment in which the subsidiary operates (the "functional currency").
When the Company disposes of its entire interest in a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in net earnings.
(I) REVENUE RECOGNITION AND COSTS OF GOODS SOLD
Revenue from the sale of crude oil and natural gas liquids ("NGLs") and natural gas products is recognized when performance obligations in the sales contract are satisfied and it is probable that the Company will collect the consideration to which it is entitled. Performance obligations are generally satisfied at the point in time when the product is delivered to a location specified in a contract and control passes to the customer. The Company assesses customer creditworthiness, both before entering into contracts and throughout the revenue recognition process.
Contracts for sale of the Company’s products generally have terms of less than a year, with certain contracts extending beyond one year. Contracts in North America generally specify delivery of crude oil and NGLs and natural gas throughout the term of the contract. Contracts in the North Sea and Offshore Africa generally specify delivery of crude oil at a point in time.
Sales of the Company’s crude oil and NGLs and natural gas products to customers are made pursuant to contracts based on prevailing commodity pricing at or near the time of delivery and volumes of product delivered. Revenues are typically collected in the month following delivery and accordingly, the Company has elected to apply the practical expedient to not adjust consideration for the effects of a financing component. Purchases and sales of crude oil and NGLs and natural gas with the same counterparty, made to facilitate sales to customers or potential customers, that are entered into in contemplation of one another, are combined and recorded as non-monetary exchanges and measured at the net settlement amount.
Revenue in the consolidated statement of earnings represents the Company’s share of product sales net of royalty payments to governments and other mineral interest owners. The Company discloses the disaggregation of revenues from sales of crude oil and NGLs and natural gas in the segmented information in note 22. Related costs of goods sold are comprised of production, transportation, blending and feedstock, and depletion, depreciation and amortization expenses. These amounts have been separately presented in the consolidated statements of earnings.
(J) PRODUCTION SHARING CONTRACTS
Production generated from Côte d’Ivoire in Offshore Africa is shared under the terms of various Production Sharing Contracts ("PSCs"). Product sales are divided into cost recovery oil and profit oil. Cost recovery oil allows the Company to recover its capital and production costs and the costs carried by the Company on behalf of the respective government state oil company (the "Government"). Profit oil is allocated to the joint venture partners in accordance with their respective equity interests, after a portion has been allocated to the Government. The Government’s share of profit oil attributable to the Company’s equity interest is allocated to royalty expense and current income tax expense in accordance with the terms of the respective PSCs.
(K) INCOME TAX
The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized based on the estimated income tax effects of temporary differences in the carrying amount of assets and liabilities in the consolidated financial statements and their respective tax bases.
Deferred income tax assets and liabilities are calculated using the substantively enacted income tax rates that are expected to apply when the asset or liability is recovered. Deferred income tax assets or liabilities are not recognized when they arise on the initial recognition of an asset or liability in a transaction (other than in a business combination or a transaction that, on initial recognition, gives rise to equal taxable and deductible temporary differences) that, at the time of the transaction, affects neither accounting nor taxable profit. Deferred income tax assets or liabilities are also not recognized on possible future distributions of retained earnings of subsidiaries where the timing of the distribution can be controlled by the Company and it is probable that a distribution will not be made in the foreseeable future, or when distributions can be made without incurring income taxes.
Deferred income tax assets for deductible temporary differences and tax loss carryforwards are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences or tax loss carryforwards can be utilized. The carrying amount of deferred income tax assets is reviewed at each reporting date and is reduced if it is no longer probable that sufficient future taxable profits will be available against which the temporary differences or tax loss carryforwards can be utilized.
Current income tax is calculated based on net earnings for the period, adjusted for items that are non-taxable or taxed in different periods, using income tax rates that are substantively enacted at each reporting date.
(L) SHARE-BASED COMPENSATION
The Company’s Stock Option Plan (the "Option Plan") provides current employees with the right to elect to receive common shares or a cash payment in exchange for stock options surrendered. The liability for awards granted to employees is initially measured based on the grant date fair value of the awards and the number of awards expected to vest. The awards are remeasured each reporting period for subsequent changes in the fair value of the liability. Fair value is determined using the Black-Scholes valuation model under a graded vesting method. Expected volatility is estimated based on historic results. When stock options are surrendered for cash, the cash settlement paid reduces the outstanding liability. When stock options are exercised for common shares under the Option Plan, consideration paid by the employee and any previously recognized liability associated with the stock options are recorded as share capital.
The Performance Share Unit ("PSU") plan provides certain executive employees of the Company with the right to receive a cash payment, the amount of which is determined by individual employee performance and the extent to which certain other performance measures are met. PSUs vest three years from original grant date. The liability for PSUs is initially measured in reference to the Company's share price and the number of awards expected to vest and is remeasured at each reporting period for changes in the fair value of the liability.
(M) FINANCIAL INSTRUMENTS
The Company classifies its financial instruments into one of the following categories: financial assets at amortized cost; financial liabilities at amortized cost; and fair value through profit or loss. All financial instruments are measured at fair value on initial recognition. Measurement in subsequent periods is dependent on the classification of the respective financial instrument.
Fair value through profit or loss financial instruments are subsequently measured at fair value with changes in fair value recognized in net earnings. All other categories of financial instruments are measured at amortized cost using the effective interest method.
Cash and cash equivalents, accounts receivable and certain other long-term assets are classified as financial assets at amortized cost since it is the Company’s intention to hold these assets to maturity and the related cash flows are solely comprised of payments of principal and interest. Investments in publicly traded shares are classified as fair value through profit or loss. Accounts payable, accrued liabilities, certain other long-term liabilities, and long-term debt are classified as financial liabilities at amortized cost. Risk management assets and liabilities are classified as fair value through profit or loss.
Financial assets and liabilities are also categorized using a three-level hierarchy that reflects the significance of the inputs used in making fair value measurements for these assets and liabilities. The fair values of financial assets and liabilities included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values of financial assets and liabilities in Level 2 are based on inputs other than Level 1 quoted prices that are observable for the asset or liability either directly (as prices) or indirectly (derived from prices). The fair values of Level 3 financial assets and liabilities are not based on observable market data. The disclosure of the fair value hierarchy excludes financial assets and liabilities where book value approximates fair value due to the liquid nature of the asset or liability.
Transaction costs in respect of financial instruments at fair value through profit or loss are recognized in net earnings. Transaction costs in respect of other financial instruments are included in the initial measurement of the financial instrument.
Impairment of financial assets
At each reporting date, on a forward-looking basis, the Company assesses the expected credit losses associated with its financial assets carried at amortized cost. Expected credit losses are measured as the difference between the cash flows that are due to the Company and the cash flows that the Company expects to receive, discounted at the effective interest rate determined at initial recognition. For trade accounts receivable, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime credit losses to be recognized from initial recognition of the receivables. To measure expected credit losses, accounts receivable are grouped based on the number of days the receivables have been outstanding and internal credit assessments of the customers. Credit risk for longer-term receivables is assessed based on an external credit rating of the counterparty. For longer-term receivables with credit risk that has not increased significantly since the date of recognition, the Company measures the expected credit loss as the 12-month expected credit loss. Changes in the provision for expected credit loss are recognized in net earnings.
(N) RISK MANAGEMENT ACTIVITIES
The Company periodically uses derivative financial instruments to manage its commodity price, foreign currency and interest rate exposures. These financial instruments are entered into solely for hedging purposes and are not used for speculative purposes. All derivative financial instruments are recognized in the consolidated balance sheets at their estimated fair value. The estimated fair value of derivative financial instruments has been determined based on appropriate internal valuation methodologies and/or third party indications. Fair values determined using valuation models require the use of assumptions concerning the amount and timing of future cash flows, discount rates and credit risk. In determining these assumptions, the Company primarily relied on external, readily-observable market inputs including quoted commodity prices and volatility, interest rate yield curves, and foreign exchange rates. The carrying amount of a risk management liability is adjusted for the Company’s own credit risk.
The Company documents all derivative financial instruments that are formally designated as hedging transactions at the inception of the hedging relationship, in accordance with the Company’s risk management policies. The effectiveness of the hedging relationship is evaluated, both at inception of the hedge and on an ongoing basis.
The Company periodically enters into commodity price contracts to manage anticipated sales and purchases of crude oil and natural gas in order to protect its cash flow for its capital expenditure programs. The effective portion of changes in the fair value of derivative commodity price contracts formally designated as cash flow hedges is initially recognized in other comprehensive income and is reclassified to risk management activities in net earnings in the same period or periods in which the commodity is sold or purchased. The ineffective portion of changes in the fair value of these designated contracts is recognized in risk management activities in net earnings. All changes in the fair value of non-designated crude oil and natural gas commodity price contracts are recognized in risk management activities in net earnings.
Cross currency swap contracts are periodically used to manage currency exposure on US dollar denominated long-term debt. The cross currency swap contracts require the periodic exchange of payments with the exchange at maturity of notional principal amounts on which the payments are based. Changes in the fair value of the foreign exchange component of cross currency swap contracts designated as cash flow hedges related to the notional principal amounts are recognized in foreign exchange gains and losses in net earnings. The effective portion of changes in the fair value of the interest rate component of cross currency swap contracts designated as cash flow hedges is initially recognized in other comprehensive income and is reclassified to interest expense when the hedged item is recognized in net earnings, with the ineffective portion recognized in risk management activities in net earnings. Changes in the fair value of non-designated cross currency swap contracts are recognized in risk management activities in net earnings.
Realized gains or losses on the termination of financial instruments that have been designated as cash flow hedges are deferred under accumulated other comprehensive income and amortized into net earnings in the periods in which the underlying hedged items are recognized. In the event a designated hedged item is sold, extinguished or matures prior to the termination of the related derivative instrument, any unrealized derivative gain or loss is recognized in net earnings. Realized gains or losses on the termination of financial instruments that have not been designated as hedges are recognized in net earnings.
Foreign currency forward contracts are periodically used to manage foreign currency cash requirements. The foreign currency forward contracts involve the purchase or sale of an agreed upon amount of US dollars at a specified future date at forward exchange rates. Changes in the fair value of foreign currency forward contracts designated as cash flow hedges are initially recorded in other comprehensive income and are reclassified to foreign exchange gains and losses when the hedged item is recognized in net earnings. Changes in the fair value of non-designated foreign currency forward contracts are recognized in risk management activities in net earnings.
(O) GOVERNMENT GRANTS
The Company receives or is eligible for government grants, including emissions credits. Government grants are recognized in net earnings when there is reasonable assurance that the Company will comply with the conditions attached to the grant and the grant will be received. Emissions performance and offset credits generated under the Alberta Technology Innovation and Emissions Reduction (“TIER”) regulation are initially recorded at the value prescribed by the Alberta TIER fund compliance rates in effect at the time the credits are recognized.
(P) PER COMMON SHARE AMOUNTS
The Company calculates basic earnings per common share by dividing net earnings by the weighted average number of common shares outstanding during the period. As the Company’s Option Plan allows for the settlement of stock options in either cash or shares at the option of the holder, diluted earnings per common share is calculated using the more dilutive of cash settlement or share settlement under the treasury stock method.
(Q) SHARE CAPITAL
Common shares are classified as equity. Costs directly attributable to the issue of new shares or options are included in equity as a deduction from proceeds, net of tax. When the Company acquires its own common shares, share capital is reduced by the average carrying value of the shares purchased. The excess of the purchase price over the average carrying value, including tax, is recognized as a reduction of retained earnings. Shares are cancelled upon purchase.
(R) COMMON SHARE SPLIT AND COMPARATIVE FIGURES
At the Company's Annual and Special Meeting held on May 2, 2024, shareholders passed a Special Resolution approving a two for one common share split effective for shareholders of record as of market close on June 3, 2024. On June 10, 2024, shareholders of record received one additional share for every one common share held, with common shares trading on a split-adjusted basis beginning June 11, 2024. Common share, per common share, dividend, and stock option amounts for periods prior to the two for one common share split have been updated to reflect the common share split.